PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other income/ (expense)
Fair value changes of equity securities investments and Exchangeable Senior Notes	¥ 1,082		¥ (1,507)	¥ 1,338
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments	0		0	1,135
Government grants	787		608	618
Dividend from long-term investments	170		177	53
Gain from acquirement of business or disposal of long-term investments	12		11	23
Foreign exchange gains/(losses)	(12)		29	(69)
Impairments of long-term investments	(122)	$ (17)	(115)	(949)
Others	303		130	(134)
Total	¥ 2,220	$ 304	¥ (667)	¥ 2,015